MATERIAL ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2025
Plant [Member]
Disclosure of Material Accounting Policies [Line Items]
Description of useful life	On June 1, 2023, the estimated remaining useful life of the plant was extended by an additional 55 months based on the revised remaining useful life of the asset. As at December 31, 2025, the remaining useful life of the plant was 24 months.